Uncertainty due to changes in domestic and global economic conditions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Shinhan Bank Co., Ltd.
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	₩ 6,897,770	₩ 6,467,123
Securities at fair value through profit or loss	32,648	6,148
Securities at fair value through other comprehensive income	414,444	296,719
Risk exposures by major consolidated subsidiaries due to COVID-19	11,814,947	11,642,993
Off-balance accounts	4,470,085	4,873,003
Shinhan Bank Co., Ltd. | Airlift passenger
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	164,904	120,854
Securities at fair value through other comprehensive income	114,158	52,878
Risk exposures by major consolidated subsidiaries due to COVID-19	643,413	578,499
Off-balance accounts	364,351	404,767
Shinhan Bank Co., Ltd. | Lodging
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	3,314,684	3,445,269
Securities at fair value through other comprehensive income	18,142	2,611
Risk exposures by major consolidated subsidiaries due to COVID-19	3,656,464	3,737,828
Off-balance accounts	323,638	289,948
Shinhan Bank Co., Ltd. | Oil/petroleum refinery
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	937,385	685,336
Securities at fair value through profit or loss	29,911	3,088
Securities at fair value through other comprehensive income	264,343	224,894
Risk exposures by major consolidated subsidiaries due to COVID-19	3,881,950	3,971,834
Off-balance accounts	2,650,311	3,058,516
Shinhan Bank Co., Ltd. | Art-related
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	219,859	244,036
Risk exposures by major consolidated subsidiaries due to COVID-19	240,055	253,666
Off-balance accounts	20,196	9,630
Shinhan Bank Co., Ltd. | Movie theater
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	86,241	95,240
Securities at fair value through other comprehensive income	7,123	6,539
Risk exposures by major consolidated subsidiaries due to COVID-19	184,986	213,045
Off-balance accounts	91,622	111,266
Shinhan Bank Co., Ltd. | Clothing manufacturing
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	2,082,545	1,763,741
Securities at fair value through profit or loss		3,060
Securities at fair value through other comprehensive income	10,678	9,797
Risk exposures by major consolidated subsidiaries due to COVID-19	3,075,249	2,715,303
Off-balance accounts	982,026	938,705
Shinhan Bank Co., Ltd. | Travel
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	92,152	112,647
Securities at fair value through profit or loss	2,737
Risk exposures by major consolidated subsidiaries due to COVID-19	132,830	172,818
Off-balance accounts	37,941	60,171
Shinhan Card Co., Ltd.
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Off-balance accounts	814,598	702,124
Shinhan Card Co., Ltd. | Retail
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	911,353	782,991
Loans at amortized cost from Credit sales	371,197	357,589
Loans at amortized cost from Short term card loan	152,838	142,252
Loans at amortized cost from Long term card loan	387,318	283,150
Off-balance accounts	814,598	702,124
Jeju Bank
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	355,943	1,413,182
Risk exposures by major consolidated subsidiaries due to COVID-19	363,283	1,466,432
Off-balance accounts	7,340	53,250
Jeju Bank | Airlift passenger
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	0
Risk exposures by major consolidated subsidiaries due to COVID-19	4
Off-balance accounts	4
Jeju Bank | Lodging
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	295,664	599,875
Risk exposures by major consolidated subsidiaries due to COVID-19	301,103	620,533
Off-balance accounts	5,439	20,658
Jeju Bank | Art-related
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	4,161
Risk exposures by major consolidated subsidiaries due to COVID-19	4,322
Off-balance accounts	161
Jeju Bank | Movie theater
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	596
Risk exposures by major consolidated subsidiaries due to COVID-19	600
Off-balance accounts	4
Jeju Bank | Retail
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost		517,843
Risk exposures by major consolidated subsidiaries due to COVID-19		536,534
Off-balance accounts		18,691
Jeju Bank | Manufacturing
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost		30,095
Risk exposures by major consolidated subsidiaries due to COVID-19		30,658
Off-balance accounts		563
Jeju Bank | Construction Industry
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost		85,640
Risk exposures by major consolidated subsidiaries due to COVID-19		92,740
Off-balance accounts		7,100
Jeju Bank | Leisure related service industry
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	25,432	57,677
Risk exposures by major consolidated subsidiaries due to COVID-19	26,423	58,730
Off-balance accounts	991	1,053
Jeju Bank | Transportation Business
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost		29,679
Risk exposures by major consolidated subsidiaries due to COVID-19		31,782
Off-balance accounts		2,103
Jeju Bank | Others
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost		92,373
Risk exposures by major consolidated subsidiaries due to COVID-19		95,455
Off-balance accounts		₩ 3,082
Jeju Bank | Bus business
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	7,535
Risk exposures by major consolidated subsidiaries due to COVID-19	7,732
Off-balance accounts	197
Jeju Bank | Bath business
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	17,089
Risk exposures by major consolidated subsidiaries due to COVID-19	17,627
Off-balance accounts	538
Jeju Bank | Youth training facilities business
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	5,466
Risk exposures by major consolidated subsidiaries due to COVID-19	5,472
Off-balance accounts	₩ 6